15005692

Received SEC

MAY 11 2015

Washington, DC 20549

Nasdaq

001-37382

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

CERINAS

May 11, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 8, 2015 The Nasdaq Stock Market (the "Exchange") received from **Fenix Parts, Inc.** (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value per share

We further certify that the security has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery